Cover	Mar. 25, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2021
Entity File Number	001-37719
Entity Registrant Name	Corvus Pharmaceuticals, Inc.
Entity Central Index Key	0001626971
Entity Tax Identification Number	46-4670809
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	863 Mitten Road, Suite 102
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	650
Local Phone Number	900-4520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 per share
Trading Symbol	CRVS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true